Offsets	Feb. 27, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Cytokinetics, Incorporated
Form or Filing Type	S-3
File Number	333-268483
Initial Filing Date	Mar. 01, 2023
Fee Offset Claimed	$ 3,763
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $0.001 par value per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 34,150,650
Termination / Withdrawal Statement	The offering that included the unsold securities under the 2023 Prospectus Supplement has been terminated.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Cytokinetics, Incorporated
Form or Filing Type	S-3
File Number	333-268483
Filing Date	Mar. 01, 2023
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $0.001 par value per share
Fee Paid with Fee Offset Source	$ 3,763
Offset Note
(6)
On March 1, 2023, the registrant filed a prospectus supplement (the “
2023 Prospectus Supplement
”) to the prospectus included in its Registration Statement on
Form S-3 (Registration
Statement No. 333-268483) and
concurrently submitted a fee of $26,570. The 2023 Prospectus Supplement related to the registrant’s offer and sale from time to time of shares of the registrant’s common stock, par value $0.001 per share, having an aggregate gross sales price of up to $300,000,000 from time to time under a Controlled Equity Offering
SM
 Sales Agreement with Cantor Fitzgerald & Co. As of the date of this prospectus supplement, $34,150,650 remains unsold under the 2023 Prospectus Supplement. The offering that included the unsold securities under the 2023 Prospectus Supplement has been terminated. Pursuant to Rule 457(p) under the Securities Act, a registration fee credit of $3,763 is available to offset the current registration fee.

Termination / Withdrawal Statement	The offering that included the unsold securities under the 2023 Prospectus Supplement has been terminated.